Equity-accounted investees (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity-accounted investees [Line Items]
Investments accounted for using equity method		$ 39,824	$ 85,993	$ 109,435
Investments accounted for using equity method [member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method		24,112	60,023	85,092
Share in profit (loss) of associates accounted for using the equity method		4,654	7,118	8,402
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		360	382	(571)
Share of comprehensive income of associates and joint ventures accounted for using equity method, before tax		5,014	7,500	7,831
Abu Dhabi Fertilizer Industries WWL
Equity-accounted investees [Line Items]
Investments accounted for using equity method		0	11,505	11,609
Share in profit (loss) of associates accounted for using the equity method		0	(156)	634
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	1
Share of comprehensive income of associates and joint ventures accounted for using equity method, before tax		0	(156)	635
Doktor Tarsa Tarim Sanayi AS
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	0	0	26,001
Share in profit (loss) of associates accounted for using the equity method	[1]	0	4,031	3,912
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1]	0	0	198
Share of comprehensive income of associates and joint ventures accounted for using equity method, before tax	[1]	0	4,031	4,110
Ajay North America
Equity-accounted investees [Line Items]
Investments accounted for using equity method		15,899	14,468	14,669
Share in profit (loss) of associates accounted for using the equity method		2,802	2,191	2,871
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		0	0	0
Share of comprehensive income of associates and joint ventures accounted for using equity method, before tax		2,802	2,191	2,871
Ajay Europe SARL
Equity-accounted investees [Line Items]
Investments accounted for using equity method		8,213	7,875	7,451
Share in profit (loss) of associates accounted for using the equity method		1,852	1,029	1,165
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		360	756	(179)
Share of comprehensive income of associates and joint ventures accounted for using equity method, before tax		2,212	1,785	986
SQM Eastmed Turkey
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[1]	0	0	623
Share in profit (loss) of associates accounted for using the equity method	[1]	0	247	354
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1]	0	0	(42)
Share of comprehensive income of associates and joint ventures accounted for using equity method, before tax	[1]	0	247	312
Kore Potash Ltd
Equity-accounted investees [Line Items]
Investments accounted for using equity method	[2]	0	26,175	24,739
Share in profit (loss) of associates accounted for using the equity method	[2]	0	(224)	(534)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[2]	0	(374)	(549)
Share of comprehensive income of associates and joint ventures accounted for using equity method, before tax	[2]	$ 0	$ (598)	$ (1,083)

[1]	These investments were disposed of in 2020
[2]	For more details, see Note 7.3 (a).